Document And Entity Information	Dec. 29, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2023
Entity Registrant Name	LANDS’ END, INC.
Entity Central Index Key	0000799288
Entity Emerging Growth Company	false
Entity File Number	001-09769
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2512786
Entity Address, Address Line One	1 Lands’ End Lane
Entity Address, City or Town	Dodgeville
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53595
City Area Code	(608)
Local Phone Number	935-9341
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LE
Security Exchange Name	NASDAQ